Income Taxes - Significant Components of Income Tax Provision/(Benefit) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 508	$ 661	$ 39
State	437	671	534
Non-U.S.	6,981	4,804	5,839
Total Current	7,926	6,136	6,412
Deferred:
Federal	3,436	7,091	(1,423)
State	154	877	(350)
Non-U.S.	1,310	1,962	(3,687)
Total Deferred	4,900	9,930	(5,460)
Total provision for Income Taxes	$ 12,826	$ 16,066	$ 952